LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–89.68%
INVESTMENT COMPANIES–89.68%
Equity Funds–69.98%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Baron Growth Opportunities Fund	63,164	$ 3,705,179
LVIP Channing Small Cap Value Fund	186,008	1,657,886
LVIP MFS Value Fund	538,154	24,539,306
LVIP SSGA Mid-Cap Index Fund	495,151	5,177,301
LVIP SSGA Nasdaq-100 Index Fund	182,474	1,421,834
LVIP SSGA S&P 500 Index Fund	1,674,269	34,560,261
LVIP SSGA Small-Cap Index Fund	299,840	7,823,426
LVIP SSGA Small-Mid Cap 200 Fund	178,087	1,840,534
LVIP T. Rowe Price Growth Stock Fund	611,776	21,667,880
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	281,038	6,319,702
LVIP Wellington SMID Cap Value Fund	390,029	8,805,298
		117,518,607
Fixed Income Funds–18.86%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	513,445	4,955,263
LVIP Delaware Bond Fund	869,209	10,046,318
LVIP PIMCO Low Duration Bond Fund	46,829	436,825
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP SSGA Bond Index Fund	697,096	$ 6,860,119
LVIP Western Asset Core Bond Fund	1,123,577	9,368,382
		31,666,907
Global Equity Fund–0.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	214,479	1,405,908
		1,405,908
Total Affiliated Investments (Cost $162,900,083)		150,591,422

UNAFFILIATED INVESTMENT–7.03%
INVESTMENT COMPANY–7.03%
Money Market Fund–7.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 2.94%)	11,810,643	11,810,643
Total Unaffiliated Investment (Cost $11,810,643)		11,810,643

TOTAL INVESTMENTS–96.71% (Cost $174,710,726)	162,402,065
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.29%	5,521,883
NET ASSETS APPLICABLE TO 17,039,955 SHARES OUTSTANDING–100.00%	$167,923,948

✧✧ Standard Class shares.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–1

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
(120)	E-mini Russell 2000 Index	$(10,018,800)	$(11,012,788)	12/16/22	$993,988	$—
(309)	E-mini S&P 500 Index	(55,643,175)	(61,757,658)	12/16/22	6,114,483	—
(66)	E-mini S&P MidCap 400 Index	(14,574,120)	(16,147,546)	12/16/22	1,573,426	—
Total Futures Contracts					$8,681,897	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$150,591,422	$—	$—	$150,591,422
Unaffiliated Investment Company	11,810,643	—	—	11,810,643
Total Investments	$162,402,065	$—	$—	$162,402,065
Derivatives:
Assets:
Futures Contracts	$8,681,897	$—	$—	$8,681,897
There were no Level 3 investments at the beginning or end of the period.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2022, were as follows:
	Value 12/31/21	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/22	Number of Shares 09/30/22	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-89.68%@
Equity Funds-69.98%@
✧✧LVIP Baron Growth Opportunities Fund	$4,930,034	$1,498,732	$735,113	$(113,043)	$(1,875,431)	$3,705,179	63,164	$311,141	$—
✧✧‡LVIP Channing Small Cap Value Fund	—	1,942,765	85,623	2,150	(201,406)	1,657,886	186,008	—	—
✧✧LVIP MFS Value Fund	33,148,633	5,673,722	7,806,924	(336,040)	(6,140,085)	24,539,306	538,154	1,156,726	—
✧✧LVIP SSGA Mid-Cap Index Fund	6,813,303	1,550,757	1,100,156	(77,377)	(2,009,226)	5,177,301	495,151	638,519	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,991,841	385,773	270,415	(25,590)	(659,775)	1,421,834	182,474	25,821	—
✧✧LVIP SSGA S&P 500 Index Fund	47,475,537	9,385,553	7,786,080	(132,996)	(14,381,753)	34,560,261	1,674,269	3,519,889	—
✧✧LVIP SSGA Small-Cap Index Fund	13,121,484	2,600,773	3,892,857	(659,660)	(3,346,314)	7,823,426	299,840	957,090	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	2,923,940	337,014	861,832	(121,999)	(436,589)	1,840,534	178,087	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	27,553,166	15,388,623	4,828,463	(1,263,276)	(15,182,170)	21,667,880	611,776	4,178,095	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,549,318	3,329,169	1,420,019	(375,390)	(2,763,376)	6,319,702	281,038	845,567	—
✧✧LVIP Wellington SMID Cap Value Fund	11,852,803	2,744,853	2,667,092	(57,714)	(3,067,552)	8,805,298	390,029	972,462	—
Fixed Income Funds-18.86%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	6,946,556	987,326	2,604,468	(155,223)	(218,928)	4,955,263	513,445	—	—
✧✧LVIP Delaware Bond Fund	10,569,845	2,934,122	1,770,269	(265,256)	(1,422,124)	10,046,318	869,209	2,881	—
✧✧‡LVIP PIMCO Low Duration Bond Fund	—	448,432	7,177	(20)	(4,410)	436,825	46,829	—	—
✧✧LVIP SSGA Bond Index Fund	8,285,530	1,379,003	1,617,487	(198,517)	(988,410)	6,860,119	697,096	1,569	—
✧✧LVIP Western Asset Core Bond Fund	10,598,447	2,423,079	1,701,515	(261,534)	(1,690,095)	9,368,382	1,123,577	—	—
Global Equity Fund-0.84%@
✧✧LVIP BlackRock Global Real Estate Fund	2,440,911	416,424	685,100	(55,880)	(710,447)	1,405,908	214,479	41,641	—
Total	$196,201,348	$53,426,120	$39,840,590	$(4,097,365)	$(55,098,091)	$150,591,422		$12,651,401	$—

@ As a percentage of Net Assets as of September 30, 2022.
✧✧ Standard Class shares.
‡ Issuer was not an investment of the Fund at December 31, 2021.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund–4